Agreement and Plan of Merger (Details) (SRFC, Forecast, USD $)	0 Months Ended
Aug. 13, 2013
Agreement and Plan of Merger
Share price (in dollars per share)	$ 11.00
Number of trading days ending on the fifth business day immediately prior to the date of Merger	10
Percentage of outstanding non-dissenting shares of common stock, which will be exchanged for cash	60.00%
Percentage of outstanding non-dissenting shares of common stock, which will be exchanged for shares of common stock	40.00%
Cash payable	$ 19,802,640
Minimum
Agreement and Plan of Merger
Number of shares of common stock issuable	1,274,000
Maximum
Agreement and Plan of Merger
Number of shares of common stock issuable	1,597,000